Income Taxes (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Summary of Domestic and Foreign Components of Loss Before Income Tax Benefit

The following table presents domestic and foreign components of loss before income tax benefit for the periods presented:

	Year Ended December 31,
	2018	2017	2016
Domestic	$3,116,200	$1,598,933	$480,149
Foreign	93,596,287	81,310,894	60,569,333

Loss before income tax benefit	$96,712,487	$82,909,827	$61,049,482

Reconciliation Setting Forth Differences Between Effective Tax Rate and U.S. Statutory Tax Rate

A reconciliation setting forth the differences between the Company’s effective tax rate and the U.S. statutory tax rate is as follows:

	Year Ended December 31,
	2018	2017	2016
Income tax benefit at federal statutory rate	$654,085	$557,206	$162,567
State and local income taxes net of federal tax benefit	521,854	254,703	334,773
Federal credits	1,267,306	1,298,890	881,381
Federal rate change	—	(280,090)	—
Nondeductible/nontaxable permanent items	76,615	(11,849)	(15,353)
Other	(55,688)	1,406	21,169
Change in valuation allowance	(2,464,172)	(1,820,266)	(1,384,537)

Income tax benefit	$—	$—	$—

Effective tax rate	0.0%	0.0%	0.0%

Significant Components of Deferred Tax Assets

The significant components of the Company’s deferred tax assets are as follows:

	Year Ended December 31,
	2018	2017
Deferred tax assets:
Federal and state net operating loss carryforwards	$663,213	$620,007
Credits	4,584,939	2,871,521
Deferred rent	29,444	39,817
Other accrued liabilities	754,442	55,961
Depreciation	21,685	2,245

Total deferred tax assets	6,053,723	3,589,551

Deferred tax liabilities:
Other accrued liabilities	—	—
Depreciation	—	—

Total deferred tax liabilities	—	—

Valuation allowance	6,053,723	3,589,551

Net deferred tax liability	$—	$—